DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Schedule of Calculations of Basic and Diluted Earnings Per Share
The calculations of basic and diluted loss per share from the discontinued operations are based on:

For the period from January 1, 2017 to December 29, 2017
CNY

Loss attributable to owners of the Company from the discontinued operations	(23,817)

Weighted average number of common shares in issue during the period used in the loss per share calculations:
Basic (Note 14)	24,910,916
Diluted (Note 14)	24,910,916

Discontinued operation of Wuhu Feishang [Member]
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Schedule of Discontinued Operations

The results of Wuhu Feishang are presented below:

For the period from January 1, 2017 to March 3, 2017
CNY

Administrative expenses	(991)
Losses arising from temporary suspension of production	(641)
Other operating income	61

OPERATING LOSS	(1,571)

Finance costs	(30)
Interest income	9
Non-operating income, net	230
LOSS BEFORE INCOME TAX	(1,362)
LOSS FOR THE PERIOD FROM WUHU FEISHANG	(1,362)

Gain on disposal of Wuhu Feishang	12,340
PROFIT FOR THE PERIOD FROM WUHU FEISHANG	10,978

The details of the net assets of Wuhu Feishang as of March 3, 2017 are as follows:

March 3, 2017
CNY
Net assets disposed of:

Property, plant and equipment	7,613
Rehabilitation fund	3,983
Inventories	5,644
Prepayments	73
Other receivables	47
Cash and cash equivalents	18
Trade payables	(30)
Other payables and accrued liabilities	(13,303)
Taxes payable	(5,316)
Due to related companies	(5,117)
Asset retirement obligations	(4,952)
Net assets disposed of	(11,340)

Gain on disposal of Wuhu Feishang	12,340
Consideration	1,000

Satisfied by:
Cash received	1,000

The net cash flows incurred by Wuhu Feishang, excluding the cash consideration received from the disposal of Wuhu Feishang, are as follows:

For the period from January 1, 2017 to March 3, 2017
CNY

Operating activities	(2,727)
Investing activities	60
Financing activities	1,793
Net cash outflows	(874)

An analysis of the cash flows of cash and cash equivalents in respect of the disposal of Wuhu Feishang is as follows:

March 3, 2017
CNY

Cash consideration received	1,000
Less: Cash and cash equivalents disposed of	(18)
Net cash inflows from the disposal of Double Grow	982

Discontinued operation of Double Grow [Member]
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Schedule of Discontinued Operations

The results of Double Grow are presented below:

For the period from January 1, 2017 to December 29, 2017
CNY

Administrative expenses	(5,966)

OPERATING LOSS	(5,966)

Finance costs	(78)
Non-operating expenses, net	(840)
LOSS BEFORE INCOME TAX	(6,884)
LOSS FOR THE PERIOD FROM DOUBLE GROW	(6,884)

Loss on disposal of Double Grow	(27,911)
LOSS FOR THE PERIOD FROM DOUBLE GROW	(34,795)

The details of the net assets of Double Grow as of December 29, 2017 are as follows:

December 29, 2017
CNY
Net assets disposed of:

Property, plant and equipment	45,442
Intangible assets	5
Inventories	5,659
Trade receivables	340
Prepayments	572
Other receivables	5,962
Cash and cash equivalents	807
Trade payables	(786)
Other payables and accrued liabilities	(2,561)
Taxes payable	(621)
Due to related companies	(21,994)
Asset retirement obligations	(386)
Net assets disposed of	32,439
Exchange fluctuation reserve	3,280
35,719

Loss on disposal of Double Grow	(27,911)
Consideration	7,808

Satisfied by:
Cash received	7,808

The net cash flows incurred by Double Grow, excluding the cash consideration received from the disposal of Double Grow, are as follows:

For the period from January 1, 2017 to December 29, 2017
CNY

Operating activities	(5,796)
Investing activities	(5,823)
Financing activities	10,173
Net foreign exchange difference	(100)
Net cash outflows	(1,546)

An analysis of the cash flows of cash and cash equivalents in respect of the disposal of Double Grow is as follows:

For the period from January 1, 2017 to December 29, 2017
CNY

Cash consideration received	7,808
Less: Cash and cash equivalents disposed of	(807)
Net cash inflows from the disposal of Double Grow	7,001

The results of the above discontinued operations are presented below:

For the period from January 1, 2017 to December 29, 2017
CNY

Loss per share from the discontinued operations (Presented in CNY per share)
Basic	(0.95)
Diluted	(0.95)